FORM N-SAR ANNUAL REPORT FOR REGISTERED INVESTMENT COMPANIES

Report for fiscal year ending:	12/31/2007
Is this an amendment to a previous filing?	N

(THOSE ITEMS FOR SUB-ITEMS WITH A BOX AFTER THE ITEM NUMBER SHOULD BE COMPLETED ONLY IF THE ANSWER HAS CHANGED FROM THE PREVIOUS FILING ON THIS FORM.)

1.	A. Registrant Name:	NATIONAL Life VARIABLE ANNUITY ACCOUNT I
	B. File Number:	811-2118
	C. Telephone Number	802-229-3333

2.	A. Street:	ONE NATIONAL LIFE DRIVE
	B. City:	MONTPELIER
	C. State:	VERMONT
	D. Zip Code:	05604

3.	Is this the first filing on this form by Registrant?		N

4.	Is this the last filing on this form by Registrant?		N

5.	Is Registrant a small business investment company (SBIC)		N

6.	Is Registrant a unit investment trust (UIT)?		Y
(IF ANSWER IS "Y" (YES), COMPLETE ONLY ITEMS 111 THROUGH 132)

111.	A.	Depositor Name:	NATIONAL LIFE INSURANCE COMPANY
	B.	File Number (if any):	N/A
	C.	City:	MONTPELIER
		State:	VERMONT
		Zip Code:	05604
112.	A.	Sponsor Name:	NATIONAL LIFE INSURANCE COMPANY
	B.	File Number (if any):	N/A
	C.	City:	MONTPELIER
		State:	VERMONT
		Zip Code:	05604
113.	N/A

114.	A.	Principal Underwriter Name:	EQUITY SERVICES, INC.
	B.	File Number:	8-14286
	C.	City:	MONTPELIER

		State:	VERMONT
		Zip Code:	05604

115.	A.	Independent Public Account Name:	PricewaterhouseCoopers LLP
		City:	BOSTON
		State:	MASSACHUSETTS
		Zip Code:	02110

116.	Family of investment companies information:

	A.	Is Registrant part of a family of investment companies?		N

117.	A.	Is Registrant a separate account of an insurance company		Y
If answer is "Y" (Yes), are any of the following types of
contracts funded by the Registration:

	B.	Variable annuity contracts?		Y
	C.	Scheduled premium variable life contracts		N
	D.	Flexible premium variable life contracts		N
	E.	Other types of insurance products registered
		under the Securities Act of 1933?		N

118.	State the number of series existing at the end of the
period that had securities registered under the Securities
	Act of 1933			1

119.	State the number of new series for which registration statements under the Securities Act of 1933 become effective during the
	period			0

120.	State the total value of the portfolio securities on the date of
	deposit for the new series included in item 119 ($000's omitted)			0

121.	State the number of series for which a current prospectus
	was in existence at the end of the period			0

122.	State the number of existing series for which additional units were registered under the Securities Act of 1933 during the
	current period			1

123.	State the total value of the additional units considered in
	answering item 122 ($000's omitted)			$1

124.	State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period
(the value of these units is to be measured on the date they were
	placed in the subsequent series) ($000's omitted)			$0

125.	State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's
principal underwriter and any underwriter which is an
affiliated person of the principal underwriter during the
current period solely from the sale of units of all series of
	Registrant: ($000's omitted)			$0

126.	Of the amount shown in Item 125, state the total dollar
amount of the sales loads collected from secondary market

	operations in Registrant's units (include the sales loads, if any,
	collected on units of a prior series placed in the portfolio
	of a subsequent series.) ($000's omitted)	$0

127.	List opposite the appropriate description below the number of
	series whose portfolios are invested primarily (based upon a
	percentage of NAV) in each type of security shown, the
	aggregate total assets at market value as of a date at or near
	the end of the current period of each such group of series
	and the total income distributions made by each such group
	of series during the current period (excluding distributions of
	realized gains, if any):

		Number of	Total Assets	Total Income
		Series	($000's	Distributions
		Investing	omitted)	($000's omitted)

A.	U.S. Treasury Direct use		$	$
B.	U.S. Government Agency		$	$
C.	State and municipal tax-free		$	$
D.	Public Utility debt		$	$
E.	Brokers and dealer s debt or debt
	of brokers' or dealers' parents		$	$
F.	All other corporate informed, &
	long-term debt		$	$
G.	All other corporate short-term debt		$	$
H.	Equity securities of brokers
or dealers or parents of
	brokers or dealers		$	$
I.	INVESTMENT COMPANY
	EQUITY SECURITIES	1	$7,718	$471
J.	All other equity securities		$	$
K.	Other securities		$	$
L.	Total assets of all series
	of Registrants		$7,718	$471

128.	Is the timely payment of principal and interest on any of the portfolio securities held by any of the Registrant's series at the end of the current period insured or guaranteed by an entity other than the
	issuer? (IF THE ANSWER IS "N" (NO), GO TO ITEM 131.)	N

129.		N/A

130.		N/A

131.	Total expenses incurred by all series of Registrant during the current
	reporting period ($000's omitted)	$ 33

132.	List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811-2118

This report is signed on behalf of the depositor in the City of Montpelier and
State of Vermont on February 28, 2008.

NATIONAL LIFE VARIABLE ANNUITY ACCOUNT I BY: NATIONAL LIFE INSURANCE COMPANY (Name of Depositor) By: /s/ D. RUSSELL MORGAN ---------------------- Chief Compliance Officer -- Separate Accounts